Net Income Attributable to PepsiCo per Common Share (Basic and Diluted Net Income Attributable to PepsiCo per Common Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income available for PepsiCo common shareholders - Value	$ 9,578	$ 9,074	$ 8,910
Net income available for PepsiCo common stockholders - Shares	1,373	1,376	1,380
Basic net income attributable to PepsiCo per common share	$ 6.97	$ 6.59	$ 6.45
Stock options and RSUs - Shares	5	7	7
Dilutive Securities, Effect on Basic Earnings Per Share, Options and Restrictive Stock Units	$ 0	$ 0	$ 0
Diluted shares - Value	$ 9,578	$ 9,074	$ 8,910
Diluted shares - Shares	1,378	1,383	1,387
Diluted net income attributable to PepsiCo per common share	$ 6.95	$ 6.56	$ 6.42
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4	3